Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Property, plant and equipment	$ 2,462	$ 2,491
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	209	3
Assets pledged as collateral	$ 4,670	$ 4,493